Risk management, funding and liquidity risk and market risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Assets
Cash and balances with central banks	$ 105,257	$ 71,353
Collateral paid	6,216	4,232
Trading securities and financial assets measured at FVIS	24,332	21,101
Derivative financial instruments	41,283	19,353
Investment securities	76,465	83,417
Loans (net of provisions)	739,647	709,784
Other financial assets	5,626	6,394
Investments in associates	37	58
Assets held for sale	75	4,188
All other assets	15,260	15,997
Total assets	1,014,198	935,877
Liabilities
Collateral received	6,371	2,368
Deposits and other borrowings	659,129	626,955
Other financial liabilities	56,360	50,309
Derivative financial instruments	39,568	18,059
Debt issues	144,868	128,779
Liabilities held for sale	32	837
All other liabilities	6,107	7,411
Total liabilities excluding loan capital	912,435	834,718
Loan capital	31,254	29,067
Total liabilities	943,689	863,785
Net assets/(liabilities)	70,509	72,092
Within 1 year
Assets
Cash and balances with central banks	105,257	71,353
Collateral paid	6,216	4,232
Trading securities and financial assets measured at FVIS	18,421	14,010
Derivative financial instruments	22,977	9,955
Investment securities	21,023	8,064
Loans (net of provisions)	84,450	84,187
Other financial assets	5,626	6,394
Assets held for sale	75	4,188
All other assets	588	1,367
Total assets	264,633	203,750
Liabilities
Collateral received	6,371	2,368
Deposits and other borrowings	652,582	622,505
Other financial liabilities	41,038	18,610
Derivative financial instruments	21,546	9,990
Debt issues	50,926	43,356
Liabilities held for sale	32	837
All other liabilities	2,513	3,502
Total liabilities excluding loan capital	775,008	701,168
Loan capital	1,143	3,070
Total liabilities	776,151	704,238
Net assets/(liabilities)	(511,518)	(500,488)
Over 1 year
Assets
Trading securities and financial assets measured at FVIS	5,911	7,091
Derivative financial instruments	18,306	9,398
Investment securities	55,442	75,353
Loans (net of provisions)	655,197	625,597
Investments in associates	37	58
All other assets	14,672	14,630
Total assets	749,565	732,127
Liabilities
Deposits and other borrowings	6,547	4,450
Other financial liabilities	15,322	31,699
Derivative financial instruments	18,022	8,069
Debt issues	93,942	85,423
All other liabilities	3,594	3,909
Total liabilities excluding loan capital	137,427	133,550
Loan capital	30,111	25,997
Total liabilities	167,538	159,547
Net assets/(liabilities)	582,027	572,580
Parent Entity
Assets
Cash and balances with central banks	95,182	62,754
Collateral paid	6,179	4,055
Trading securities and financial assets measured at FVIS	22,417	18,779
Derivative financial instruments	41,127	19,127
Investment securities	70,176	77,863
Loans (net of provisions)	651,717	618,413
Other financial assets	5,228	5,486
Due from subsidiaries	54,185	47,262
Investment in subsidiaries	9,790	6,287
Investments in associates	33	34
Assets held for sale		1,015
All other assets	13,227	13,530
Total assets	969,261	874,605
Liabilities
Collateral received	6,299	2,189
Deposits and other borrowings	586,745	550,187
Other financial liabilities	52,352	47,263
Derivative financial instruments	39,458	17,889
Debt issues	122,339	108,210
Due to subsidiaries	58,343	50,732
Liabilities held for sale		10
All other liabilities	5,208	6,259
Total liabilities excluding loan capital	870,744	782,739
Loan capital	30,734	29,067
Total liabilities	901,478	811,806
Net assets/(liabilities)	67,783	62,799
Parent Entity | Within 1 year
Assets
Cash and balances with central banks	95,182	62,754
Collateral paid	6,179	4,055
Trading securities and financial assets measured at FVIS	17,234	11,853
Derivative financial instruments	21,987	9,545
Investment securities	19,199	6,677
Loans (net of provisions)	63,526	63,725
Other financial assets	5,228	5,486
Due from subsidiaries	14,477	10,407
Assets held for sale		1,015
All other assets	535	596
Total assets	243,547	176,113
Liabilities
Collateral received	6,299	2,189
Deposits and other borrowings	581,577	547,101
Other financial liabilities	40,439	17,473
Derivative financial instruments	21,258	9,804
Debt issues	43,742	35,084
Due to subsidiaries	21,525	24,832
Liabilities held for sale		10
All other liabilities	1,983	2,897
Total liabilities excluding loan capital	716,823	639,390
Loan capital	1,143	3,070
Total liabilities	717,966	642,460
Net assets/(liabilities)	(474,419)	(466,347)
Parent Entity | Over 1 year
Assets
Trading securities and financial assets measured at FVIS	5,183	6,926
Derivative financial instruments	19,140	9,582
Investment securities	50,977	71,186
Loans (net of provisions)	588,191	554,688
Due from subsidiaries	39,708	36,855
Investment in subsidiaries	9,790	6,287
Investments in associates	33	34
All other assets	12,692	12,934
Total assets	725,714	698,492
Liabilities
Deposits and other borrowings	5,168	3,086
Other financial liabilities	11,913	29,790
Derivative financial instruments	18,200	8,085
Debt issues	78,597	73,126
Due to subsidiaries	36,818	25,900
All other liabilities	3,225	3,362
Total liabilities excluding loan capital	153,921	143,349
Loan capital	29,591	25,997
Total liabilities	183,512	169,346
Net assets/(liabilities)	$ 542,202	$ 529,146